INCOME TAXES	12 Months Ended
Nov. 30, 2018
Disclosure Of Income Tax [Abstract]
INCOME TAXES
23.	INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2018	2017	2016
	$	$	$

Loss before income taxes	(7,498,612)	(1,928,870)	(465,644)
Expected income tax expense (recovery) at statutory rates	(2,025,000)	(502,000)	(121,000)
Change in statutory, foreign tax, foreign exchange rates and other	(75,379)	(13,000)	(15,000)
Permanent difference	1,439,000	163,000	31,000
Share issue cost	(132,000)	-	-
Change in unrecognized deferred tax assets	795,000	352,000	105,000

Income tax expense	1,621	-	-

No deferred tax asset has been recognized in respect of the following losses and temporary differences as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered:

		Expiry Date		Expiry Date		Expiry
		Range		Range		Date
	2018		2017		2016	Range
	$		$		$
Property and equipment	437,000	No expiry date	36,000	No expiry date	1,000	No expiry date
Cumulative eligible capital	-	No expiry date	35,000	No expiry date	35,000	No expiry date
Share issue costs	414,000	2036 to 2038	44,000	2035 to 2037	57,000	2034 to 2036
Investment in associates	56,000	No expiry date	-	No expiry date	-	No expiry date
Allowable capital losses	11,000	No expiry date	13,000	No expiry date	-	No expiry date
Non-capital losses	4,503,000	2026-2038	2,452,000	2026-2037	1,132,000	2026-2036

Tax attributes are subject to review, and potential adjustment, by tax authorities.